Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Subscription Receivable	Additional Paid-in Capital	Statutory Reserve	Retained earning (Accumulated Deficits)	Accumulated Other Comprehensive loss	Total
Balance at Oct. 31, 2021		$ 500	[1]	$ (500)	$ 588,796		$ (1,118,151)	$ (48,830)	$ (578,185)
Balance (in Shares) at Oct. 31, 2021	[1]	25,000,000
Contribution in capital			[1]		534,150				534,150
Net income			[1]				191,298		191,298
Foreign currency translation adjustments			[1]					3,014	3,014
Balance at Oct. 31, 2022		$ 500	[1]	(500)	1,122,946		(926,853)	(45,816)	150,277
Balance (in Shares) at Oct. 31, 2022	[1]	25,000,000
Contribution in capital			[1]		38,265				38,265
Appropriation to statutory reserve			[1]			30,422	(30,422)
Net income			[1]				852,042		852,042
Foreign currency translation adjustments			[1]					(28,111)	(28,111)
Balance at Oct. 31, 2023		$ 500	[1]	(500)	1,161,211	30,422	(105,233)	(73,927)	$ 1,012,473
Balance (in Shares) at Oct. 31, 2023		25,000,000	[1]						25,000,000
Contribution in capital			[1]	500					$ 500
Appropriation to statutory reserve			[1]			101,540	(101,540)
Net income			[1]				478,561		478,561
Foreign currency translation adjustments			[1]					14,551	14,551
Balance at Oct. 31, 2024		$ 500	[1]		$ 1,161,211	$ 131,962	$ 271,788	$ (59,376)	$ 1,506,085
Balance (in Shares) at Oct. 31, 2024		25,000,000	[1]						25,000,000

[1]	Certain shares are related to the reorganization for the founding shareholders and are presented on a retroactive basis to reflect the reorganization (See Note 1) and retroactively restated to reflect the Share Split.